                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:      Keane Capital Management, Inc.
         -----------------------------------
Address:   3420 Torringdon Way, Suite 350
         -----------------------------------
           Charlotte, North Carolina 28277
         -----------------------------------

         -----------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter L. Keane
       -----------------------------------
Title:   President
       -----------------------------------
Phone:   (704) 364-1954
       -----------------------------------

Signature, Place, and Date of Signing:

   /s/ Peter L. Keane     Charlotte, North Carolina     February 17, 2004
  --------------------   ---------------------------   -------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                         -------------

Form 13F Information Table Entry Total:     106
                                         -------------

Form 13F Information Table Value Total:     128,711
                                         -------------
                                          (thousands)

List of Other Included Managers: None
                                 ----

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None
                                           ----

FORM 13 F INFORMATION TABLE

--------------------------  ------------  ---------  --------  -------------------------  ----------  --------  --------------------
         Column 1             Column 2    Column 3   Column 4          Column 5           Column 6    Column 7        Column 8
--------------------------  ------------  ---------  --------  -------------------------  ----------  --------  --------------------
                                                                                                                  Voting Authority
                                                       Value   Shs or                     Investment   Other
Name of Issuer              Issuer Class  CUSIP       (x1000)  Prn Amt  SH/PRN  Put/Call  Discretion  Managers  Sole    Shared  None
                                                                                                                 (A)     (B)     (C)
--------------------------  ------------  ---------  --------  -------  ------  --------  ----------  --------  ------  ------  ----
ADMINISTAFF INC                Common     007094105     1,217    70000    SH                Sole                 70000
ATMEL CORP                     Common     049513104       751   125000    SH                Sole                125000
AUDIOCODES LTD ORD             Common     M15342104     2,575   246648    SH                Sole                246648
ASPEN TECHNOLOGY INC           Common     045327103       852    83000    SH                Sole                 83000
BRINK'S COMPANY                Common     109696104     1,734    76700    SH                Sole                 76700
BELL MICROPRODUCTS INC         Common     078137106       362    40000    SH                Sole                 40000
BRIGHAM EXPLORATION CO         Common     109178103       691    86025    SH                Sole                 86025
BUSH INDUSTRIES INC-CL A       Common     123164105       210    50000    SH                Sole                 50000
CAPTARIS INC                   Common     14071N104       979   174172    SH                Sole                174172
CAVALIER HOMES INC             Common     149507105     1,567   525705    SH                Sole                525705
CONCURRENT COMPUTER CORP N     Common     206710204       932   213375    SH                Sole                213375
CARDIODYNAMICS INTERNATION     Common     141597104       275    46100    SH                Sole                 46100
CAL DIVE INTERNATIONAL INC     Common     127914109       755    31313    SH                Sole                 31313
CHECKERS DRIVE-IN RESTAURA     Common     162809305     3,155   303101    SH                Sole                303101
CHATTEM INC                    Common     162456107     1,709    95500    SH                Sole                 95500
COLUMBUS MCKINNON CORP-N.Y     Common     199333105     5,892   681975    SH                Sole                681975
COMMONWEALTH INDUSTRIES IN     Common     203004106     3,602   357700    SH                Sole                357700
CALLON PETROLEUM CO-DEL        Common     13123X102       556    53625    SH                Sole                 53625
CARRIAGE SERVICES INC-CL A     Common     143905107     2,832   765334    SH                Sole                765334
CURATIVE HEALTH SERVICES I     Common     23126W100       552    40000    SH                Sole                 40000
DANKA BUSINESS SYSTEMS         Common     236277109     1,332   302660    SH                Sole                302660
DIGI INTERNATIONAL INC         Common     253798102     1,172   122093    SH                Sole                122093
DHB INDUSTRIES INC             Common     23321E103     2,130   304328    SH                Sole                304328
DENBURY RESOURCES INC N        Common     247916208       181    13025    SH                Sole                 13025
DURASWITCH INDUSTRIES INC      Common     266905207        61    37500    SH                Sole                 37500
EDGE PETROLEUM CORP-DEL        Common     279862106     1,848   182574    SH                Sole                182574
NAVIGANT INTL INC              Common     63935R108     3,769   272147    SH                Sole                272147
FINLAY ENTERPRISES INC         Common     317884203     1,271    89950    SH                Sole                 89950
GENUS INC                      Common     372461103       600   100000    SH                Sole                100000
G-III APPAREL GROUP LTD        Common     36237H101     2,230   242418    SH                Sole                242418
GLOBAL INDUSTRIES LTD          Common     379336100       527   102733    SH                Sole                102733
GAMETECH INTERNATIONAL INC     Common     36466D102     2,694   612280    SH                Sole                612280
GRANT PRIDECO INC              Common     38821G101       227    17445    SH                Sole                 17445
GREY WOLF INC                  Common     397888108     1,019   272400    SH                Sole                272400
HASTINGS ENTERTAINMENT INC     Common     418365102       381    90000    SH                Sole                 90000
INFOCUS CORP                   Common     45665B106       581    60000    SH                Sole                 60000
INTERMET CORP                  Common     45881K104     2,885   530310    SH                Sole                530310
INSIGNIA SYSTEM INC            Common     45765Y105       105    40000    SH                Sole                 40000
JACO ELECTRONICS INC           Common     469783104     1,572   228130    SH                Sole                228130
WHITEHALL JWELERS INC COM      Common     965063100       715    72400    SH                Sole                 72400
KEY ENERGY GROUP INC           Common     492914106     1,052   102000    SH                Sole                102000
LIONS GETE ENTERTAIMENT CO     Common     535919203       931   207706    SH                Sole                207706
LOJACK CORP                    Common     539451104     1,615   200330    SH                Sole                200330
LUFKIN INDUSTRIES INC          Common     549764108       388    13500    SH                Sole                 13500
MAGNETEK INC                   Common     559424106     1,630   247400    SH                Sole                247400
MAPICS INC                     Common     564910107       513    39175    SH                Sole                 39175
MATRIA HEALTHCARE INC          Common     576817209     1,304    61700    SH                Sole                 61700
MONARCH CASINO & RESORT IN     Common     609027107     1,722   154400    SH                Sole                154400
MAGNA ENTERTAINMENT CORP       Common     559211107       718   142150    SH                Sole                142150
MULTIMEDIA GAMES INC           Common     625453105     1,869    45495    SH                Sole                 45495
MIKOHN GAMING CORP             Common     59862K108       367    81590    SH                Sole                 81590
MIPS TECHNOLOGIES INC          Common     604567107       275    50000    SH                Sole                 50000
MSC SOFTWARE CORP              Common     553531104     1,936   204909    SH                Sole                204909
MTR GAMING GROUP INC           Common     553769100       478    46400    SH                Sole                 46400
MOBILITY ELECTRONICS INC       Common     60741U101     1,250   139820    SH                Sole                139820
MODTECH HOLDINGS INC           Common     60783C100       216    25725    SH                Sole                 25725
MEASUREMENT SPECIALTIES IN     Common     583421102     1,022    50000    SH                Sole                 50000
METRON TECHNOLOGY NV           Common     N5665B105       571   131300    SH                Sole                131300
NOVELL INC                     Common     670006105     1,577   149750    SH                Sole                149750
ENPRO INDUSTRIES INC           Common     29355X107     6,964   499200    SH                Sole                499200
NEWPARK RESOURCES INC NEW      Common     651718504     1,624   339015    SH                Sole                339015
NS GROUP INC                   Common     628916108     1,158   119431    SH                Sole                119431
NATIONAL R V HOLDINGS INC      Common     637277104       892    89650    SH                Sole                 89650
NOVA MEASURING INSTRUME        Common     M7516K103       402    68300    SH                Sole                 68300
OHIO CASUALTY CORP W/RTS T     Common     677240103       568    32695    SH                Sole                 32695
ORTHOFIX INTERNATIONAL         Common     N6748L102     2,973    60700    SH                Sole                 60700
OMI CORP NEW                   Common     Y6476W104     1,184   132540    SH                Sole                132540
OPENWAVE SYS INC NEW           Common     683718308       330    30000    SH                Sole                 30000
OREGON STEEL MILLS INC         Common     686079104     1,025   176500    SH                Sole                176500
PRIDE INTERNATIONAL INC        Common     74153Q102       521    27925    SH                Sole                 27925
PARKER DRILLING CO             Common     701081101       196    76925    SH                Sole                 76925
PARALLEL PETROLEUM CORP-DE     Common     699157103       396    91000    SH                Sole                 91000
POLYMEDICA CORP                Common     731738100       725    27549    SH                Sole                 27549
PARAMETRIC TECHNOLOGY CORP     Common     699173100       315    80000    SH                Sole                 80000
PTEK HLDGS INC                 Common     69366M104       681    77289    SH                Sole                 77289
P0INT.360                      Common     730698107       857   191200    SH                Sole                191200
ROYAL CARIBBEAN CRUISES        Common     V7780T103     1,566    45000    SH                Sole                 45000
TRANSOCEAN INC                 Common     G90078109       960    40000    SH                Sole                 40000
REX STORES CORP                Common     761624105       524    37000    SH                Sole                 37000
RENT WAY INC                   Common     76009U104     1,433   175000    SH                Sole                175000
SEA CONTAINERS LTD-CL A        Common     811371707     1,925   105500    SH                Sole                105500
SHILOH INDUSTRIES INC          Common     824543102       309    48992    SH                Sole                 48992
SUPERIOR ENERGY SERVICES I     Common     868157108     1,230   130890    SH                Sole                130890
STEINER LEISURE LTD            Common     P8744Y102     1,059    74164    SH                Sole                 74164
STANDARD COMMERCIAL CORP       Common     853258101     1,835    91428    SH                Sole                 91428
SOUTHWESTERN ENERGY CO         Common     845467109       665    27845    SH                Sole                 27845
TRANSPORT CORPORATION OF       Common     89385P102     1,367   188540    SH                Sole                188540
TEREX CORP NEW                 Common     880779103     3,425   120260    SH                Sole                120260
TRIAD GUARANTY INC             Common     895925105     2,173    43158    SH                Sole                 43158
THORATEC LABORATORIES CORP     Common     885175307       517    40000    SH                Sole                 40000
TIER TECHNOLOGIES INC-CL B     Common     88650Q100     1,146   140300    SH                Sole                140300
TIMKEN CO                      Common     887389104     1,003    50000    SH                Sole                 50000
TSAKO ENERGY NAVIG USDI        Common     G9108L108       282    15300    SH                Sole                 15300
TITAN CORP                     Common     888266103       382    17500    SH                Sole                 17500
TITAN INTERNATIONAL INC-IL     Common     88830M102        84    27500    SH                Sole                 27500
TRANS WORLD ENTERTAINMENT      Common     89336Q100       745   104645    SH                Sole                104645
TOWER AUTOMOTIVE INC           Common     891707101     2,976   435739    SH                Sole                435739
TWEETER HOME ENTMT GROUP I     Common     901167106     1,012   107100    SH                Sole                107100
UNIT CORP                      Common     909218109       584    24805    SH                Sole                 24805
NEVADA GOLD & CASINOS INC      Common     64126Q206     1,744   144141    SH                Sole                144141
KNIGHTSBRIDGE TANKERS LTD      Common     G5299G106       210    16800    SH                Sole                 16800
VINTAGE PETROLEUM INC          Common     927460105     1,204   100110    SH                Sole                100110
VERITAS DGC INC                Common     92343P107       322    30700    SH                Sole                 30700
WEBCO INDUSTRIES INC           Common     947621108        62    15000    SH                Sole                 15000
WILSONS LEATHER EXPERTS IN     Common     972463103       976   282148    SH                Sole                282148
ZOMAX INC - MN                 Common     989929104       250    50000    SH                Sole                 50000

                                                      128,711